UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principle
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     November 9, 2010



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $147,442 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2437    28105 SH       Sole                    26810              1295
AT&T Inc                       COM              00206R102     2329    81420 SH       Sole                    78607              2813
Abbott Labs                    COM              002824100     2237    42830 SH       Sole                    40450              2380
Activision Inc.                COM              00507V109     2049   189390 SH       Sole                   180830              8560
Amazon.com Inc                 COM              023135106     2488    15840 SH       Sole                    15185               655
Answers Corp Com               COM              03662X100      616   100355 SH       Sole                    33920             66435
Applied Materials              COM              038222105     2239   191705 SH       Sole                   182575              9130
BHP Billiton Ltd.              COM              088606108     2284    29925 SH       Sole                    28580              1345
Bridgeline Digital, Inc Com    COM              10807Q205       89    73806 SH       Sole                                      73806
Broadcaster Inc                COM              11132B103        3    43043 SH       Sole                                      43043
CME Group Inc Com              COM              12572Q105     1783     6845 SH       Sole                     6565               280
Cambium Learn Group Inc Com    COM              13201A107       44    13624 SH       Sole                     9224              4400
Canadian Oil Sands             COM              13642L100      297    12000 SH       Sole                                      12000
Caterpillar                    COM              149123101     2384    30295 SH       Sole                    28850              1445
Charles Schwab New             COM              808513105     1840   132385 SH       Sole                   126955              5430
ChevronTexaco Corp             COM              166764100     2933    36182 SH       Sole                    33212              2970
Cisco Systems                  COM              17275R102      206     9408 SH       Sole                     7511              1897
Clorox                         COM              189054109      238     3564 SH       Sole                     3564
Coca Cola                      COM              191216100     2493    42600 SH       Sole                    40520              2080
Collagen Corp                  COM              M25722105      297    62843 SH       Sole                    22853             39990
DiaDexus Inc New Com           COM              25245P106       57   203890 SH       Sole                                     203890
Dominion Resources             COM              25746U109     2368    54248 SH       Sole                    51526              2722
E.I. du Pont de Nemours and Co COM              263534109     2702    60552 SH       Sole                    58157              2395
Ebix Inc.                      COM              278715206     4047   172601 SH       Sole                   108547             64054
Exxon Mobil Corporation        COM              30231G102     2590    41911 SH       Sole                    40556              1355
Finisar Corporation            COM              31787A101    12561   668500 SH       Sole                                     668500
Geeknet Inc Com New            COM              36846Q104       40    20000 SH       Sole                                      20000
General Electric               COM              369604103     2232   137347 SH       Sole                   131270              6077
Glaxosmithkline PLC - ADR      COM              37733W105     2478    62712 SH       Sole                    60169              2543
Hana Biosciences Inc Com New   COM              40963P204       31    64039 SH       Sole                                      64039
Health Care Select Sector      COM              81369y209      457    15000 SH       Sole                    15000
Heinz H J                      COM              423074103     2140    45170 SH       Sole                    43140              2030
Intel                          COM              458140100     2130   110925 SH       Sole                   106330              4595
International Business Machine COM              459200101     2769    20645 SH       Sole                    19525              1120
Interoil Corp.                 COM              460951106      342     5000 SH       Sole                                       5000
Itex Corp Com Par $.01 New     COM              465647303      670   144089 SH       Sole                    47308             96781
J P Morgan Chase & Co.         COM              46625H100     1981    52048 SH       Sole                    49583              2465
Johnson & Johnson              COM              478160104     2350    37931 SH       Sole                    35877              2054
Linear Technology              COM              535678106     2512    81758 SH       Sole                    77578              4180
Looksmart Ltd.                 COM              543442107      225   111400 SH       Sole                                     111400
Lowe's Companies               COM              548661107     1953    87615 SH       Sole                    84245              3370
MIPS Technologies Inc.         COM              604567107      117    12000 SH       Sole                     3000              9000
Mako Surgical Corp Com         COM              560879108      957    99913 SH       Sole                    37800             62113
McDonalds                      COM              580135101     2346    31483 SH       Sole                    29758              1725
Merck & Co Inc New Com         COM              58933Y105      284     7711 SH       Sole                     3626              4085
Microsoft                      COM              594918104     2352    96043 SH       Sole                    92768              3275
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Neurogesx Inc Com              COM              641252101      724   104764 SH       Sole                    35211             69553
Nike                           COM              654106103     2335    29130 SH       Sole                    27740              1390
Northern Oil & Gas Nev Com     COM              665531109      801    47300 SH       Sole                    21000             26300
Orexigen Therapeutics, Inc.    COM              686164104      854   144012 SH       Sole                    42700            101312
Pepsico                        COM              713448108     2561    38540 SH       Sole                    35659              2881
Petroleo Brasileiro S.A. - ADR COM              71654v101     1925    58656 SH       Sole                    56156              2500
Procter & Gamble               COM              742718109     2396    39950 SH       Sole                    37600              2350
Qualcomm Inc                   COM              747525103     2726    60395 SH       Sole                    57645              2750
Rigel Pharmaceuticals Inc.     COM              766559603      676    80433 SH       Sole                    29000             51433
Schlumberger                   COM              806857108     2310    37500 SH       Sole                    36180              1320
Solar Power Inc Com            COM              83490A100       92   400425 SH       Sole                   179125            221300
Somaxon Pharmaceuticals Inc.   COM              834453102     1152   296024 SH       Sole                    57000            239024
Southwestern Energy Co         COM              845467109     1658    49583 SH       Sole                    47903              1680
Swift Energy                   COM              870738101      303    10800 SH       Sole                                      10800
Telanetix, Inc.                COM              879180107       40  1002950 SH       Sole                                    1002950
Teva Pharmaceutical - SP ADR   COM              881624209     2245    42550 SH       Sole                    40630              1920
Texas Instruments              COM              882508104     2073    76392 SH       Sole                    76392
Unify Corp Com New             COM              904743200      344   104206 SH       Sole                                     104206
United Parcel Service CL B     COM              911312106     2520    37780 SH       Sole                    35845              1935
United Technologies            COM              913017109      315     4428 SH       Sole                     4428
Visa Corp                      COM              92826c839     1906    25670 SH       Sole                    24540              1130
Walt Disney                    COM              254687106     2142    64706 SH       Sole                    61541              3165
Wave Systems Corp Com New      COM              943526301     1789   798627 SH       Sole                                     798627
Wells Fargo                    COM              949746101     1935    77039 SH       Sole                    73329              3710
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107    11406    78346 SH       Sole                    73256              5090
iShares MSCI EAFE Index        ETF              464287465      378     6890 SH       Sole                     6890
iShares Tr S&P Midcap 400      ETF              464287507    17846   222856 SH       Sole                   214809              8047
                                                                14      175 SH       Other                     175